Fair Value Measurements (Details) - EBP 016 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,432,894	$ 4,878,053
Kimberly-Clark Corporation stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	126,000	162,600
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,432,894	4,878,053
Total | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	83,787	79,546
Total | Kimberly-Clark Corporation stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	125,975	162,609
Total | Self-Directed Brokerage Account ("SDBA")
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	443,750	391,559
Total | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,779,382	4,244,339
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	644,688	626,009
Level 1 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	77,687	74,554
Level 1 | Kimberly-Clark Corporation stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	125,975	162,609
Level 1 | Self-Directed Brokerage Account ("SDBA")
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	441,026	388,846
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,724	2,713
Level 2 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Kimberly-Clark Corporation stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-Directed Brokerage Account ("SDBA")
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,724	2,713
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,785,482	4,249,331
NAV | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,100	4,992
NAV | Kimberly-Clark Corporation stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV | Self-Directed Brokerage Account ("SDBA")
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Percentage of assets	88.00%	88.00%
Investments at fair value	$ 4,779,382	$ 4,244,339